Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax (Tables) [Line Items]
Schedule of net deferred tax assets
	December 31, 2021	December 31, 2020
Deferred tax asset
Organizational costs/Startup expenses	$51,171	$150
Capitalized costs related to Business Combination	82,920	—
Federal net operating loss	77,042	—
Total deferred tax asset	211,133	150
Valuation allowance	(211,133)	(150)
Deferred tax asset, net of allowance	$—	$—

Schedule of income tax provision consists
	December 31, 2021	December 31, 2020
Federal
Current	$—	$—
Deferred	211,133	150
State
Current	—	—
Deferred	—	—
Change in valuation allowance	(211,133)	(150)
Income tax provision	$—	$—

Schedule of effective tax rate
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	0.00%
Permanent Book/Tax Differences	0.49%
Change in valuation allowance	(21.49)%
Income tax provision	—%

SoundHound, Inc. [Member]
Income Tax (Tables) [Line Items]
Schedule of net deferred tax assets
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$70,808	$54,527
Research and development credits	10,650	9,035
Property and equipment and intangible assets	91	—
Deferred revenue	3,662	2,752
Contract liability	1,154	2,282
Share-based compensation	1,235	1,036
Deferred rent	—	378
Operating lease liabilities	2,861	—
Debt issuance cost	—	121
Accruals and reserves	863	989
Gross deferred tax assets	91,324	71,120
Valuation allowance	(86,695)	(68,760)
Deferred tax liabilities:
Property and equipment and intangible assets	—	(78)
Right-of-use assets	(2,461)	—
Gross deferred tax liabilities	(2,461)	(78)
Net deferred tax assets	$2,168	$2,282

Schedule of income tax provision consists
	2021	2020
United States	$(79,962)	$(73,056)
International	878	(613)
	$(79,084)	$(73,669)

Schedule of effective tax rate
	2021	2020
Federal statutory income tax rate	21.00%	21.00%
State income tax rate, net of federal benefit	2.56%	1.63%
Foreign withholding and income tax	-0.49%	-0.99%
Research and development credits	2.03%	2.51%
Change in valuation allowance	-22.55%	-20.44%
Stock based compensation	-0.92%	-0.00%
Non-deductible permanent expenses	-1.26%	-4.61%
Other	-0.95%	-0.09%
	-0.58%	-0.99%

Schedule of provision for income tax consisted
	2021	2020
Current:
Federal	$—	$—
State	5	3
International	339	594
	$344	$597
	2021	2020
Deferred:
Federal	$—	$—
State	—	—
International	112	141
	$112	$141
Total provision	$456	$738